Lease Liabilities - Summary Of Information About Lease Liabilities Expense Income (Detail)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 MYR (RM)	Dec. 31, 2021 MYR (RM)
Lease liabilities [abstract]
Depreciation, right-of-use assets	$ 54,071	RM 238,048
Interest expense on lease liabilities	5,626	24,768
Lease expense not capitalised in lease liabilities:
-expense relating to short-term lease	58,431	257,243	237,205
Total amount recognised in profit or loss	$ 118,128	RM 520,059	RM 237,205